Accounts Receivable (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable [Abstract]
Allowance against accounts receivable	$ 44,579	$ 35,639
Impairment of accounts receivable related to finance lease	$ 43,261	$ 0